Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 29, 2020
Entity Registrant Name	dei_EntityRegistrantName	WP Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001645192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2020
Prospectus Date	rr_ProspectusDate	Jun. 29, 2020
IPS Strategic Capital Absolute Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the WP Trust (“Trust”) with a similar sales charge.  More information about these and other discounts is available from your financial professional and in the section “Purchasing Shares” beginning on page 16 of the Fund’s prospectus (“Prospectus”) and the section “Purchases” beginning on page 34 of the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended February 29, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Fund but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund but may limit the Fund's participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns by managing a portfolio of options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. When the Fund sells a put option on an index and the index decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to make a cash payment equal to the difference between the option’s exercise price and the prevailing index value. When the Fund sells a put option on an ETF and the ETF decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to purchase the ETF at an exercise price that is higher than the prevailing market price. The Fund collects option premium income when it sells the put option. If the index or ETF increases in value, the purchaser of the put option is unlikely to exercise the option since the prevailing market price will be higher than the exercise price. Accordingly, the Fund gains income when the value of the underlying index or ETF from which the option is derived advances. The Fund’s investment adviser determines the Fund’s exposure to each put option by evaluating metrics associated with the valuation of options, including, but not limited to, volatility, time to expiration and the relationship of the exercise price to the market price of the index or ETF. The Fund’s investment adviser segregates on a daily basis cash, or other liquid assets, in an amount equal to the Fund’s net obligations under each put option.

The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. The Fund does not intend to invest directly in equity securities or mutual funds (other than ETFs as described below). Options may also be used to protect the Fund’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income and gains. A call option gives the purchaser of the option, upon payment of a premium, the right to buy a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. The Fund may purchase and sell put and call options to adjust the risk and return of its overall investment positions. When the Fund’s investment adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the investment adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

All option positions held by the Fund are exchange-traded and collateralized with cash, cash equivalents (for example, Treasury Bills, money market fund shares, etc.), other listed options or debt rated investment grade by at least one nationally recognized statistical ratings organization (“NRSRO”) or an ETF that invests in such securities. The Fund intends to hold cash and cash equivalents to collateralize the options in the Fund, and not as a separate principal investment strategy. The Fund may take a defensive position when the Fund’s investment adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objective.

The Fund may, from time to time, invest in futures contracts. Generally, the futures transactions will be utilized as a hedging instrument. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible for the Fund’s investment adviser to accomplish certain results more quickly and with lower transaction costs. The Fund may also invest directly in ETFs that are based on broad-based securities market indices, such as the S&P 500® Index.

The Fund’s investment adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to equal to, or be less than that of, the market in total. The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Non-Diversified Fund risk—The Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options risk—Selling and purchasing put and call options on equity indexes and ETFs are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Fund’s investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By selling put and call options on equity indexes and ETFs, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund.  The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities overtime.  The number of call options the Fund can sell is subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Derivatives risk—The use of derivative instruments can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment.  The loss on derivative transactions may significantly exceed the initial investment.

The Fund may use futures contracts and put and call options on equity indexes and ETFs to pursue its investment objective of total return. There is no guarantee such strategies will work. If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of futures contracts and put and call options on equity indexes and ETFs will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower the Fund’s total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. The Fund’s use of derivatives may magnify losses for the Fund.

Other Investment Company and ETF Securities risk—When the Fund invests in an ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs. The Fund has no control over the investments and related risks taken by the ETFs in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market risk—Market risk refers to the risk that the value of securities in the Fund’s or an ETF’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Management Style risk—Investment strategies employed by the Fund’s investment adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Interest Rate risk—Increases in interest rates typically lower the present value of a company’s future earnings stream.  Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer risk—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Active Trading risk—The Fund may engage in frequent trading in its options and futures strategy. Increased trading may increase short-term capital gains taxes and increase trading costs for the Fund. These increased expenses may have a negative effect on the Fund’s performance.

Leverage risk—The Fund may use financial instruments or borrowed capital (margin) to enhance potential returns. Leverage may enhance potential losses in positions taken by the Fund.

General Fund Investing risk—The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s Institutional Class shares results vary from year to year for each full calendar year over the lifetime of the Fund. Class A and Class C shares have not begun operations, so no performance information is available. The table below shows how the Fund’s Institutional Class shares average annual total returns for 1 year and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling (877) 244-6235.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's Institutional Class shares results vary from year to year for each full calendar year over the lifetime of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return (for periods ended December 31) Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year to date return for the Institutional Class as of March 31, 2020 was -6.63%.

During the period shown in the bar chart, the highest return for a quarter was 6.57% during the quarter ended March 31, 2019 and the lowest return for a quarter was (10.18)% during the quarter ended December 31, 2018.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2019 and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2019 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

IPS Strategic Capital Absolute Return Fund | S&P 500® Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.89%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
IPS Strategic Capital Absolute Return Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 832
3 Years	rr_ExpenseExampleYear03	1,120
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,670
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	734
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,120
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,530
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,670
IPS Strategic Capital Absolute Return Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 372
3 Years	rr_ExpenseExampleYear03	829
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,003
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	270
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	829
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,003
IPS Strategic Capital Absolute Return Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPSAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 170
3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,976
Annual Return 2017	rr_AnnualReturn2017	13.55%
Annual Return 2018	rr_AnnualReturn2018	(5.36%)
Annual Return 2019	rr_AnnualReturn2019	13.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.18%)
1 Year	rr_AverageAnnualReturnYear01	13.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
IPS Strategic Capital Absolute Return Fund | Institutional Class Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
IPS Strategic Capital Absolute Return Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016

[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
[2]	A Contingent Deferred Sales Charge is imposed upon certain redemptions of Class A shares. See the section of the prospectus entitled "CDSC for Certain Purchases of Class A Shares" for more information.
[3]	"Other Expenses" for Class A shares and Class C shares are estimated using actual expenses of Institutional Class shares.
[4]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[5]	A Contingent Deferred Sales Charge is imposed upon certain redemptions of Class C shares. See the section of the prospectus entitled "Class C Shares" for more information.